Note 16 - Segment Information	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
NOTE
16.
SEGMENT INFORMATION

Our reportable segments are business units that offer different products and services in different geographies. The reportable segments are each managed separately because they offer distinct products, in distinct geographic locations, with different delivery and service processes.

North America Transaction Solutions

Our North American Transaction Solutions business segment consists of the former Unified Payments business and Aptito. This segment operates primarily in North America. In
March 2013,
we acquired all of the business assets of Unified Payments, a provider of comprehensive turnkey, payment processing solutions to small and medium size business owners (merchants) and independent sales organizations across the United States. In
April 2013,
we purchased
80%
of Aptito, a cloud-based Software-as-a-Service (“SaaS”) restaurant management solution, which provides integrated POS, mPOS, Kiosk, Digital Menus functionality to drive consumer engagement via Apple® iPad®-based POS, kiosk and all other cloud-connected devices.

International Transaction Solutions

Our International Transaction Solutions segment consists of PayOnline, which includes our mobile payments operations, primarily located in Russia. PayOnline provides a secure online payment processing system to accept bank card payments for goods and services.

Segment Summary Information

Geographic Summary Information

	2020 Revenues	2020 Long-Lived Assets	2019 Revenues	2019 Long-Lived Assets
North America	$62,556,698	$12,421,144	$61,778,002	$13,325,444
Russia and CIS	3,148,424	1,028,796	3,221,609	1,048,801

The following tables present financial information of our reportable segments at and for the years ended
December 31, 2020
and
2019
. The “corporate and eliminations” column includes corporate expenses and intercompany eliminations for consolidated purposes.

Twelve months ended December 31, 2020	North American Transaction Solutions	International Transaction Solutions	Corp Exp & Eliminations	Total
Net revenues	$62,556,698	$3,148,424	$-	$65,705,122
Cost of revenues	53,593,342	2,268,061	-	55,861,403
Gross Margin	8,963,356	880,363	-	9,843,719
Gross margin %	14%	28%	-	15%
Selling, general and administrative	2,717,009	974,680	3,324,355	7,016,044
Non-cash compensation	-	-	2,718,152	2,718,152
Provision for bad debt	1,563,847	2,957	-	1,566,804
Depreciation and amortization	3,013,256	22,543	-	3,035,799
Interest expense (income), net	1,398,617	-	48,023	1,446,640
Gain on disposition	(13,500)	-	-	(13,500)
Other expense (income)	(18,455)	4,491	64,232	50,268
Net (loss) income for segment	$302,582	$(124,308)	$(6,154,762)	$(5,976,488)
Goodwill	6,671,750	1,009,436	-	7,681,186
Other segment assets	18,777,772	367,771	-	19,145,544
Total segment assets	$25,449,522	$1,377,207	$-	$26,826,730

Twelve months ended December 31, 2019	North American Transaction Solutions	International Transaction Solutions	Corp Exp & Eliminations	Total
Net revenues	$61,778,002	$3,221,609	$-	$64,999,611
Cost of revenues	52,395,752	2,325,958	-	54,721,710
Gross Margin	9,382,250	895,651	-	10,277,901
Gross margin %	15%	28%	-	16%
Selling, general and administrative	2,587,411	1,077,294	5,677,079	9,341,784
Non-cash compensation	48,433	-	2,002,429	2,050,862
Provision for bad debt	1,369,015	(18,838)	-	1,350,177
Depreciation and amortization	3,084,013	36,230	-	3,120,243
Interest expense (income), net	1,069,506	282	42,739	1,112,527
Impairment charge relating to goodwill	-	1,326,566	-	1,326,566
Other (income) expense	300,225	(1,482,196)	(277,644)	(1,459,615)
Net (loss) income for segment	$923,647	$(43,687)	$(7,444,603)	$(6,564,643)
Goodwill	6,671,750	1,009,436	-	7,681,186
Other segment assets	14,906,737	451,225	-	15,357,962
Total segment assets	$21,578,487	$1,460,661	$-	$23,039,148